Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)														12 Months Ended
	Dec. 13, 2019 $ / shares	Sep. 27, 2019 $ / shares	Jun. 27, 2019 $ / shares	Mar. 28, 2019 $ / shares	Jan. 18, 2019 shares	Dec. 13, 2018 $ / shares	Sep. 27, 2018 $ / shares	Jun. 28, 2018 $ / shares	Mar. 27, 2018 $ / shares	Dec. 28, 2017 $ / shares	Sep. 29, 2017 $ / shares	Jun. 14, 2017 $ / shares	Mar. 30, 2017 $ / shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares
Statement of changes in equity [abstract]
Dividends paid per share (in USD per share)	$ 0.1	$ 0.1	$ 0.1	$ 0.1		$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.40	$ 0.40	$ 0.4
NPTI [Member]
Shares Issued, Price Per Share1																$ 40.20
Common stock [Member]
Number of shares authorized (in shares) | shares					150,000,000.0									150,000,000	75,000,000
Reverse stock split of common shares					0.10